Venture debt (Details) $ / shares in Units, $ in Thousands			1 Months Ended		9 Months Ended
	Oct. 26, 2018 USD ($) $ / shares shares	Oct. 26, 2018 EUR (€)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 USD ($)	Feb. 18, 2019 shares	Oct. 26, 2018 EUR (€) shares
Disclosure of detailed information about borrowings [line items]
Number of warrants issued (in shares) | shares								9,392,986
Warrants	$ 819								€ 712,000
Repayment of venture debt					$ 3,775		$ 0
Interest on loans					10,049		5,646
Interest paid, classified as financing activities					1,777		$ 1,788
Bond Issuance Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 14,000								€ 12,000,000
Borrowings, interest rate	9.00%								9.00%
Maturity term	42 months	42 months
Additional fee to be paid at end of term	2.50%								2.50%
Subscription price (in dollars per share) | $ / shares	$ 1.00
Number of warrants issued (in shares) | shares	816,716								816,716
Exercise price (in dollars per share) | $ / shares	$ 1.34
Exercise price per ADS (in dollars per share) | $ / shares	$ 5.36
Bond Issuance Agreement | Venture debt | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about borrowings [line items]
Maturity term			19 months	19 months
Increase in borrowings	$ 12,800	€ 10,900,000
Repayment of venture debt			$ 525	€ 448,000	3,775	€ 3,372,000
Interest on loans					1,134
Interest paid, classified as financing activities					$ 737